Financial Instruments Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 539,417	$ 456,325	$ 322,883	$ 505,639
Forward freight agreements	36,375	39,263
Vessels held for sale	0	65,458
Operating lease right-of-use assets	81,255	159,638
Other (2)
Short-term Debt	10,000	50,000
Long-term debt	(2,225,487)	(2,827,152)
Obligations related to finance leases, including current portion (note 6)	1,778,530	1,825,692
Swap
Other (2)
Accrued liabilities, fair value disclosure	4,700	3,400
Carrying Amount Asset (Liability) | Level 1 | Public
Other (2)
Long-term debt	(452,037)	(619,794)
Carrying Amount Asset (Liability) | Level 2 | Non-public
Other (2)
Short-term Debt	10,000	50,000
Long-term debt	(1,773,450)	(2,207,358)
Obligations related to finance leases, including current portion (note 6)	1,778,530	1,825,692
Carrying Amount Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents, restricted cash and restricted cash equivalents	539,417	454,867
Carrying Amount Asset (Liability) | Recurring | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	0	3,099
Interest rate swap agreements – liabilities	(84,553)	(52,453)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Cross currency interest swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreements – liabilities	(46,179)	(42,104)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Foreign currency contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency contracts	53	(202)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward freight agreements	(165)	(86)
Carrying Amount Asset (Liability) | Non-recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale	0	37,240
Operating lease right-of-use assets	10,758
Fair Value Asset (Liability) | Level 1 | Public
Other (2)
Long-term Debt, Fair Value	455,874	655,977
Fair Value Asset (Liability) | Level 2 | Non-public
Other (2)
Short-term Debt, Fair Value	9,991	50,000
Long-term debt		(2,180,440)
Long-term Debt, Fair Value	1,755,063
Obligations related to finance leases, including current portion (note 6)	1,940,059	1,877,558
Fair Value Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents, restricted cash and restricted cash equivalents	539,417	454,867
Fair Value Asset (Liability) | Recurring | Level 2 | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	0	3,099
Interest rate swap agreements – liabilities	(84,553)	(52,453)
Fair Value Asset (Liability) | Recurring | Level 2 | Cross currency interest swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreements – liabilities	(46,179)	(42,104)
Fair Value Asset (Liability) | Recurring | Level 2 | Foreign currency contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency contracts	53	(202)
Fair Value Asset (Liability) | Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Forward freight agreements	(165)	(86)
Fair Value Asset (Liability) | Non-recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale	0	$ 37,240
Operating lease right-of-use assets	10,758
Ship To Ship Transfer Business [Member] | Conventional Tankers
Other (2)
Accounts Receivable, Fair Value Disclosure	$ 12,800